Cash flow	12 Months Ended
Dec. 31, 2025
Cash flow [Abstract]
Disclosure of cash flow statement [text block]
5.3 CASH FLOW
The following table summarizes the cash flows from operating, investing and financing activities for each of the years ended December 31, 2025, 2024 and 2023.

(Million euro)	2025	2024	2023
Cash flows from operating activities ex tax payments	2,023	1,485	1,433
Tax payments	(97)	(192)	(170)
Cash flows from operating activities	1,926	1,293	1,263
Investment	(2,049)	(1,269)	(468)
Divestment	1,158	2,582	43
Cash flows from investing activities	(891)	1,313	(425)
Cash flows before financing activities	1,035	2,606	838

Cash flows from financing activities	(1,592)	(2,567)	(1,179)

Change in cash and cash equivalents	(557)	39	(341)